Commitments and Contingencies (Details 1) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended			3 Months Ended
	Dec. 31, 2013	May 22, 2013	May 23, 2012	Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Letters Of Credit Outstanding Amount 1				$ 33
Annual Reimbursement Fee Percent				11.50%
Final Reimbursement Fee Percent				1.00%
Reimbursement Expiration Date 1		May 22, 2013
Investment Warrants, Exercise Price			$ 10.50	$ 10.50
Letters Of Credit Outstanding Amount 2				$ 120
Quarterly Reimbursement Fee Percent				13.00%
Reimbursement Expiration Date 2	Dec. 31, 2013